Segment Reporting - Asset Information for Company's FFELP Loans Business Segment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Operating Statistics [Line Items]
FFELP Loans	$ 125,612	$ 138,130
Other	8,273	8,658
Total assets	181,260	193,345
FFELP Loans [Member]
Operating Statistics [Line Items]
FFELP Loans	125,612	138,130
Cash and investments	5,766	6,067
Other	4,286	4,415
Total assets	$ 135,664	$ 148,612